Annual Total Returns[BarChart] - ProShares Short 20plus Year Treasury - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(13.02%)	(28.98%)	(6.39%)	12.79%	(23.43%)	(1.91%)	(3.48%)	(8.40%)	3.78%	(11.55%)